Segmented information (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure Text Block [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The Company operates in one business segment being the exploration and development of mineral property interests. The Company’s assets are geographically segmented as follows:

	September 30, 2018	December 31, 2017
Canada	$6,090	$7,226
Other	1,439	1,031
	$7,529	$8,257